Note 5 - Note Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Year Ending December 31,
2015 (remaining 3 months)	$234
2016	1,894
2017	2,124
2018	1,161
2019	33
Total payments	5,446
Less: Amount representing interest	(446)
Present value of obligations	5,000
Less: Notes payable, current portion	5,000
Note payable, noncurrent portion	$-

Year Ending December 31,
2015	$293
2016	1,095
2017	1,045
2018	337
Total Payments	2,770
Less: Amount representing interest	(270)
Present value of obligations	2,500
Less: Notes payable, current portion	2,500
Note payable, noncurrent portion	$-